Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with IFRS as issued by the IASB.

The Company’s financial statements have been prepared on a cost basis, except for financial instruments measured at fair value through profit or loss and also “Other Comprehensive Income.”

The Company has elected to present the profit or loss items using the function of expense method.

The operating cycle
b.	The operating cycle:
The Company’s operating cycle is one year.
Consolidated financial statements
c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company has power over the subsidiary, is exposed or has rights to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. In assessing control, the effect of potential voting rights is considered only if they are substantive.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position. For more information, see Note 23(b).

Business combinations and goodwill
d.	Business combinations and goodwill:

To determine whether a transaction is accounted for as an asset acquisition or business combination, the Company applies a concentration test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the test is met, the transaction is accounted for as an asset acquisition. If the concentration test is not met, the integrated set of activities and assets is considered a business based on whether there are inputs and substantive processes in place. For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values.

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interest in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Goodwill is initially measured at cost, which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed.

Functional currency, presentation currency and foreign currency
e.	Functional currency, presentation currency and foreign currency:
1.	Functional currency and presentation currency:

The Group determines the functional currency of each entity in the Group. Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is New Israeli Shekel (“NIS”). The consolidated financial statements are presented in US dollars (“USD” or “$”), which is the Company’s presentation currency.

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentational currency are translated into the presentational currency as follows:

●	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
●	Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
●	All resulting exchange differences are recognized in other comprehensive income (loss).
2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency (other than the functional currency) are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

Revenue recognition
f.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer.

Revenue from rendering of services:

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. The Company charges its customers based on payment terms agreed upon in specific agreements. Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 30 to 90 days. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Contract balances:

The Company charges customers as the work progresses in accordance with the contractual terms. Amounts billed are classified as trade receivables in the statement of financial position. When revenue from performance obligation of a contract are recognized in profit or loss before the customer is charged, the unbilled amounts are recorded as part of the trade receivables.

Amounts received from customers in advance of performance by the Company are recorded as contract liabilities and recognized as revenue in profit or loss when the work is performed.

Determining the transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The Company applies the practical expedient of significant finance component. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.

Costs of obtaining a contract:

The Company has elected to apply the practical expedient allowed by IFRS 15 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less.

Taxes on income
g.	Taxes on income:

Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in subsidiaries have not been taken into account in computing deferred taxes, as long as the disposal of the investments in subsidiaries is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by subsidiaries as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Intangible assets
h.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life on a straight-line basis and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at the end of each year.

Patents:

The patents are for a period of ten years with an option for renewal at the end of the period.

The useful life of intangible assets is as follows:

Years
Patents	10
Customer relations	3.5 – 10
Order backlog	1
Technology	3 – 6

Gains or losses from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the cost of the asset and carried to profit or loss.

Impairment of non-financial assets
i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

A reversal of an impairment loss for each cash generating unit shall be allocated to the assets of the unit, except for goodwill, pro rata with the carrying amount to each of the assets within the measurement scope of IAS 36. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

The following criteria are applied in assessing impairment of these specific assets:

Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment at least once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. Each cash-generating unit to which the goodwill is allocated shall represent the lowest level within the Company at which the goodwill is monitored for internal management purposes and not be larger than an operating segment. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

Financial instruments
j.	Financial instruments:
1.	Financial liabilities:
a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, the Company measures all financial liabilities at amortized cost.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

2.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

When there is a modification in the terms of an existing financial liability, the Company evaluates whether the modification is substantial.

If the terms of an existing financial liability are substantially modified, such modification is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss.

If the modification is not substantial, the Company recalculates the carrying amount of the liability by discounting the revised cash flows at the original effective interest rate and any resulting difference is recognized in profit or loss.

When evaluating whether the modification in the terms of an existing liability is substantial, the Company considers both quantitative and qualitative factors.

3.	Warrants to ordinary shares:

According to IAS 32, “Financial Instruments: Presentation”, derivatives which will be settled only by the issuer exchanging fixed amounts of cash to fixed numbers of the Company’s ordinary shares will be classified as equity. Otherwise, the instrument should be classified as a financial liability. Therefore, the Group has classified such warrants as a financial liability. The warrant instrument is initially recognized at fair value, and subsequently measured at fair value. Changes in fair value are recognized in profit or loss. When the fair value of the identified financial instruments measured at Level 2 or Level 3 in the fair value hierarchy exceeds the total consideration received by the Company, the ‘Day 1’ loss is deferred and recognized on a straight-line basis over the term of the instruments.

Fair value measurement
k.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2 - inputs other than quoted prices included within Level 1 that are observable directly or indirectly.
●	Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions
l.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

The Group includes the following type of provisions in the financial statements:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, that it is more likely than not that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Employee benefit liabilities
m.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group has defined contribution plans pursuant to Section 14 to the Severance Pay Law under which the Group usually pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

The Group also operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. According to the law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Israeli Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company usually makes current deposits in severance pay funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Group’s own creditors and cannot be returned directly to the Group.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Basic and diluted net profit (loss) per share
n.	Basic and diluted net profit (loss) per share:

In computing diluted loss per share for the years ended December 31, 2025, December 31, 2024, December 31, 2023 no account was taken of the potential dilution that could occur upon the exercise of employee and investors stock options, amounting to 10,910, 218 and 44, respectively, since they had an anti-dilutive effect on loss per share.